AZL Money Market Fund
AZL® GOVERNMENT MONEY MARKET FUND
Investment Objective
The Fund seeks current income consistent with stability of principal.
Fees and Expenses Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Money Market Fund AZL Money Market Fund
Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.65%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
AZL Money Market Fund | AZL Money Market Fund | USD ($)	66	208	362	810

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
AZL Money Market Fund | AZL Money Market Fund | USD ($)	66	208	362	810

Investments, Risks, and Performance Principal Investment Strategies of the Fund
The Fund invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully by such securities. The Fund also has a policy to invest, under normal market conditions, at least 80% of its net assets in government securities or in repurchase agreements that are collateralized by government securities. The government securities in which the Fund may invest include any security issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.

Under normal circumstances, the Fund's investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments and when-issued and delayed delivery securities. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the U.S. Securities and Exchange Commission. The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's subadviser, pursuant to guidelines approved by the Trust's Board of Trustees.
Principal Risks of Investing in the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

During extended periods of low interest rates, and due in part to Contract fees and expenses, the yield of the Fund may become extremely low and possibly negative.
  Selection Risk – Because this Fund is actively managed, there can be no guarantee that investment decisions made for the Fund will produce the desired results.
  Interest Rate Risk – Debt securities held by the Fund may decline in value due to rising interest rates. Interest rates in the U.S. are at, or near, historic lows, which may increase the Fund's exposure to risks related to rising rates.
  Credit Risk – The failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the Fund's earnings.
  Market Risk – The market value of portfolio securities may go up or down, sometimes rapidly and unpredictably.
  Income Risk – Falling interest rates may cause the Fund's income to decline.
  Issuer Risk – The value of a security may decline for a number of reasons directly related to the issuer of the security.
  Extension Risk – If interest rates rise, debt securities may be paid in full more slowly than anticipated.
  Liquidity Risk – An investment that is difficult to purchase or sell may have an adverse effect on the Fund's returns.
  Call Risk – If interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date. The Fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income.
  Repurchase Agreements and Purchase and Sale Contracts Risk – If the other party to a repurchase agreement or purchase and sale contract defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security in ether situation and the market value of the security declines, the Fund may lose money.
  U.S. Government Obligations Risk – Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.
  When Issued and Delayed Delivery Securities and Forward Commitments Risk – The purchase or sale of securities on a when issued basis or on a delayed delivery basis or through a forward commitment involves the purchase or sale of securities by the Fund at an established price with payment and delivery taking place in the future.
  Variable and Floating Rate Instrument Risk - These are instruments that provide for adjustments in the interest rate on certain reset dates (variable) or whenever a specified interest rate index changes (floating).

Performance Information
The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund's performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract or variable life insurance policy. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future. Prior to April 25, 2016, the Fund was named the AZL Money Market Fund, and it operated as a prime money market fund and invested in certain types of securities that the Fund may no longer hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund's conversion to the AZL Government Money Market Fund.
Performance Bar Chart and Table Calendar Year Total Return Annual Return %

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest (Q3, 2007) 1.20% Lowest (Q4, 2014) 0.00%
Average Annual Total Returns
Average Annual Total Returns - AZL Money Market Fund		One Year Ended December 31, 2015	Five Years Ended December 31, 2015	Ten Years Ended December 31, 2015

AZL Money Market Fund		0.01%	none	1.17%
Three-Month U.S. Treasury Bill Index	[1]	0.05%	0.06%	1.11%
[1]	Reflects no deduction for fees, expenses, or taxes.

The seven-day yield for the period ended December 31, 2015 was 0.00%. For the Fund's current 7-day yield, telephone 800-624-0197 toll-free.